Note 13 - Other Expenses	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
13.	OTHER EXPENSES

(a)	Other operating expenses

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2020	2019	2020	2019
Amortization of other intangible assets	$4,026	$6,090	$8,618	$14,463
Depreciation of property and equipment	1,647	2,515	4,334	5,503
Bad debt expense	11,662	29,570	23,602	46,857
Share-based compensation	3,430	1,667	4,122	8,784
	$20,765	$39,842	$40,676	$75,607

(b)	Employee expenses

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2020	2019	2020	2019
Wages, salaries and commissions	$37,155	$52,643	$73,374	$114,400
Benefits	6,389	2,834	12,877	10,104
	$43,544	$55,477	$86,251	$124,504

For the
three
months ended
September 30, 2020,
employee expenses of
$17.0
million and
$26.5
million are included in administrative expense and selling and marketing expenses, respectively, in the interim condensed consolidated statements of income (loss). Corresponding amounts of
$15.5
million and
$40.0
million, respectively, are reflected in the comparable quarter in fiscal
2020.
For the
six
months ended
September 30, 2020,
employee expenses of
$32.3
million and
$54.0
million are included in administrative expense and selling and marketing expenses, respectively. Corresponding amounts of
$38.9
million and
$85.6
million, respectively, are reflected in the comparable quarter in fiscal
2020.